Equity Earnings (Loss) of Joint Ventures (Parenthetical) (Details 2) - SAL LLC - Equity Method Investee - USD ($)	Jul. 02, 2017	Jul. 03, 2016
Schedule Of Equity Method Investments [Line Items]
Outstanding loan due from SAL LLC to STRATTEC	$ 2,600,000
Outstanding loan due from SAL LLC to STRATTEC		$ 325,000
Accounts receivable balances due from SAL LLC to STRATTEC	$ 185,000